RELATED PARTY BALANCES AND TRANSACTIONS (Parenthetical) (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	$ 2,947,871	$ 5,065,222
Ocean Joy Holdings Limited ("Ocean Joy")
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		386,940	$ 3,000,000
Ocean Joy Securities Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		$ 657,798	$ 5,100,000